Stock Plan - Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, beginning (shares)		48,762		24,482
Granted (shares)		13,349		29,030
Exercised (shares)		(7,293)		(2,080)
Expired or canceled (shares)		(5,612)		(2,670)
Balance, ending (shares)		49,206		48,762
Exercisable (shares)		20,935
Weighted- Average Exercise Price Per Share
Beginning balance ($ per share)		$ 0.50		$ 0.28
Granted ($ per share)		0.81		0.66
Exercised ($ per share)		0.21		0.22
Expired or canceled ($ per share)		0.54		0.42
Exercisable ($ per share)		0.50
Ending Balance ($ per share)		$ 0.62		$ 0.50
Options outstanding, weighted-average remaining contractual term (in years)		8 years 1 month 6 days		7 years 3 months 18 days
Options exercisable, weighted-average remaining contractual term (in years)		7 years 2 months 12 days
Options outstanding, aggregate intrinsic value		$ 245,565	[1]	$ 7,698	$ 3,555
Options exercisable, aggregate intrinsic value	[1]	$ 107,029

[1]	As corrected to reflect the common stock fair market value per share as of December 31, 2020.